FINANCE COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Borrowing costs [abstract]
Interest expense	$ 2.7	$ 7.1
Credit facility fees	4.9	2.9
Accretion expense	1.2	0.9
Finance costs	8.8	10.9
Interest paid	$ 28.4	$ 32.7